Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net Income (loss)	$ (1,472,407)	$ 333,179	$ (583,689)	$ 1,762,447
Net Income allocable to ordinary shares stock subject to possible redemption	(319)	(456,840)	(39,544)	(2,058,429)
Non-Redeemable Net Loss	$ (1,472,726)	$ (123,661)	$ (623,233)	$ (295,982)
Basic and diluted weighted average shares outstanding	3,273,835	3,550,450	3,592,787	3,446,449
Basic and diluted net loss per Non-Redeemable ordinary share	$ (0.45)	$ (0.03)	$ (0.17)	$ (0.09)
Interest earned on marketable securities held in Trust Account	$ 319	$ 400,472
Unrealized gain on marketable securities held in Trust Account		56,368
Net Income allocable to ordinary shares subject to possible redemption	$ 319	$ 456,840
Basic and diluted weighted average shares outstanding	1,143,358	10,344,550
Basic and diluted net income per redeemable ordinary share	$ 0.00	$ 0.04